TRADE PAYABLES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES	TRADE PAYABLES Trade payables of €797,832 thousand at December 31, 2021 (€713,807 thousand at December 31, 2020) are entirely due within one year. The carrying amount of trade payables is considered to be equivalent to their fair value.